EQUITY ISSUANCES (Tables)	12 Months Ended
Dec. 31, 2013
Equity Issuances [Abstract]
Schedule of Equity Offerings [Table Text Block]
The following table summarizes the issuances of common and general partner units since our IPO in April 2011:

Date	Number of Common Units Issued[1]	Offering Price	Gross Proceeds (in thousands of $)[2]	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering[3]	Use of Proceeds
July 2012	7,294,305	$30.95	230,366	221,746	57.5%	Acquisition of the NR Satu
November 2012	5,824,590	$30.50	181,275	180,105	54.1%	Acquisition of the Golar Grand
January 2013	4,316,947	$29.74	131,006	130,244	50.9%	Acquisition of the Golar Maria
December 2013	5,100,000	$29.10	151,439	150,342	41.4%	Acquisition of the Golar Igloo
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[1] Includes common units issued by us to Golar in a private placement made concurrent to the public offering of 969,305 common units, 1,524,590 common units and 416,947 common units in July 2012, November 2012 and January 2013, respectively. There was no private placement of common units to Golar in the December 2013 offering, however, 3,400,000 of our common units held by Golar were sold to the public in a secondary offering.
[2] Includes General Partner's 2% proportionate capital contribution.
[3] Includes Golar's 2% general partner interest in the Partnership.

Schedule of movement in the number of common units, subordinated units and general partner units [Table Text Block]
The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2013 and 2012:

(in units)	Common Units	Subordinated Units	GP Units
December 31, 2011	23,127,254	15,949,831	797,492
July 2012 offerings	7,294,305	—	148,864
November 2012 offerings	5,824,590	—	118,869
December 31, 2012	36,246,149	15,949,831	1,065,225
January 2013 offerings	4,316,947	—	88,101
December 2013 offerings	5,100,000	—	104,082
December 31, 2013	45,663,096	15,949,831	1,257,408